Significant Accounting Policies - Property and equipment, net, goodwill and impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill
Goodwill impairment	$ 214	¥ 1,400
Impairment of long-lived assets
Impairment of long-lived assets	$ 1,224	¥ 7,987
Electronic equipment and computers | Minimum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years	3 years
Electronic equipment and computers | Maximum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	5 years	5 years
Office furniture and equipment
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years	3 years